Note 10 - Retirement Plans - Pension and Post Retirement Plan Adjustments (Details) $ in Thousands	12 Months Ended
Mar. 31, 2021 USD ($)
Balance	$ 394,364
Other comprehensive income	60,153
Balance	577,815
Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member]
Balance	(79,220)
Balance	$ (19,067)